Nature of operations	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of operations

1. Nature of operations

Bunker Hill Mining Corp. (“we”, “us”, “Bunker Hill”, or the “Company”) was incorporated under the laws of the state of Nevada, U.S.A. on February 20, 2007, under the name Lincoln Mining Corp. Pursuant to a Certificate of Amendment dated February 11, 2010, the Company changed its name to Liberty Silver Corp., and on September 29, 2017, the Company changed its name to Bunker Hill Mining Corp. The Company’s registered office is located at 1802 N. Carson Street, Suite 212, Carson City, Nevada 89701, and its Canadian office is located at 300-1055 West Hastings Street, Vancouver, British Columbia, Canada, V6E 2E9. As of the date of this Form 10-Q, the Company had one subsidiary, Silver Valley Metals Corp. (“Silver Valley”, formerly American Zinc Corp.), an Idaho corporation created to facilitate the work being conducted at the Bunker Hill Mine in Kellogg, Idaho (“Bunker Hill Mine”).

The Company was incorporated for the purpose of engaging in mineral exploration, and exploitation activities, and is currently focused on the development and planned operations of the Bunker Hill Mine.

Bunker Hill holds a 100% interest in the historic Bunker Hill Mine located in the town of Kellogg, Idaho. The Bunker Hill Mine previously operated between 1885 and 1981 producing over 165 million ounces of silver and 5 million tons of base metals during that time.

We are currently focused on the construction of the Bunker Hill Mine mill facilities and upgrades to the Bunker Hill Mine historic underground infrastructure as well as further delineating the mine’s mineral resources.